Consolidated Statements of Operations - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues, net	¥ 30,872,023	¥ 22,743,410	¥ 22,055,785
Cost of revenues	(24,265,941)	(17,205,966)	(18,451,969)
Gross profit	6,606,082	5,537,444	3,603,816
Operating expenses
Selling, general and administrative expenses	(4,297,669)	(4,096,346)	(2,825,104)
Total operating expenses	(4,297,669)	(4,096,346)	(2,825,104)
Income from continuing operations	2,308,413	1,441,098	778,712
Other income (expenses)
Other income	362,843	146,787	201,954
Income (loss) from equity method investments	59,132	(1,689)	(748)
Other expenses	(888,398)	(570,856)	(323,977)
Total other expenses	(466,423)	(425,758)	(122,771)
Income from continuing operations before income taxes	1,841,990	1,015,340	655,941
Income tax expense	(591,061)	(265,979)	(345,180)
Net income from continuing operations	1,250,929	749,361	310,761
Income (loss) from discontinued operations, net of income taxes		(6,742)	78,628
Net income	1,250,929	742,619	389,389
Net income from continuing operations attributable to noncontrolling interests	136,093	61,187	4,329
Net loss from discontinued operations attributable to noncontrolling interests			(9,895)
Less: net income (loss) attributable to noncontrolling interests	136,093	61,187	(5,566)
Net income attributable to SYLA Technologies Co., Ltd.	¥ 1,114,836	¥ 681,432	¥ 394,955
Net income from continuing operations per share
- Basic	¥ 4,219.96	¥ 2,698.42	¥ 1,280.25
- Diluted	3,669.26	2,263.36	1,081.45
Income (loss) from discontinued operations per share
- Basic		(26.44)	369.84
- Diluted		(22.17)	312.41
Net income attributable to SYLA Technologies Co., Ltd. per share
- Basic	4,219.96	2,671.99	1,650.09
- Diluted	¥ 3,669.26	¥ 2,241.19	¥ 1,393.86
Weighted average shares used in calculating basic and diluted net income per share
- Basic	264,182	255,028	239,353
- Diluted	303,831	304,049	283,354